CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Underwriter Warrants (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		23,309
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrant		$ 0.06
Warrants exercisable term	9 years 10 months 13 days	9 months
Equity issuance costs	$ 2,339,816
Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	90,000
Common stock, par value	$ 0.0001
Exercise price of warrant	$ 10.00
Warrants exercisable term	4 years 6 months
Commencing term from effective date of registration statement	180 days
Equity issuance costs	$ 400,000